Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")

For the years ended December 31, 2020, 2019 and 2018, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Basic EPS
Net income attributable to parent company	1,106	1,032	1,287
Weighted average shares outstanding	894,578,477	894,297,697	899,363,170
Basic EPS	1.24	1.15	1.43
Diluted EPS
Net income attributable to parent company	1,106	1,032	1,287
Weighted average shares outstanding	894,578,477	894,297,697	899,363,170
Dilutive effect of stock awards	8,860,216	7,014,595	7,251,641
Dilutive effect of convertible debt	16,291,279	2,333,493	4,341,334
Number of shares used in calculating diluted EPS	919,729,972	903,645,785	910,956,145
Diluted EPS	1.20	1.14	1.41